Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2020	Mar. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 22,301	¥ 39,690
Derivative liabilities Fair value	66,249	73,649
Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount		16,656
Options held
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	0	598
Options held | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	3,560	16,754
Futures
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	6	165
Derivative liabilities Fair value	489	1,564
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	21,950
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	35	111
Derivative liabilities Fair value	81	178
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	¥ 8,621
Foreign exchange contracts | Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount		¥ 35,875